LOANS, Activity of Loans (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Activity of Loans [Abstract]
Beginning balance	[1]	$ 763,127,029,000
Proceeds from loans		887,256,557,000	$ 770,027,997,000	$ 102,393,769,000
Payment of loans		(582,140,000)	(810,265,371,000)	(31,198,443,000)
Ending balance	[1]	1,705,606,117,000	763,127,029,000
Lease liabilities related to loans	[2]	9,498,794,000	9,856,279,000	7,688,661,000
Lease liabilities related to interest paid		888,046,000	1,906,940,000	2,281,316,000
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		18,386,793,000	49,318,579,000	38,022,157,000
Inflation adjustment restatement		(8,719,866,000)	(27,934,728,000)	(50,367,759,000)
Accrued interest		973,514,000	1,853,685,000	2,628,360,000
Effect of foreign exchange difference		10,393,879,000	7,954,782,000	64,424,385,000
Proceeds from loans		0	0	5,155,167,000
Payment of loans	[3]	(10,327,048,000)	(10,857,412,000)	(8,262,415,000)
Interest paid	[4]	(912,084,000)	(1,948,113,000)	(2,281,316,000)
Ending balance		9,795,188,000	18,386,793,000	49,318,579,000
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		744,740,236,000	1,301,790,862,000	806,006,269,000
Inflation adjustment restatement		(231,398,032,000)	(737,983,982,000)	(760,331,956,000)
Accrued interest		77,184,305,000	62,650,794,000	19,817,421,000
Effect of foreign exchange difference		283,610,986,000	200,656,085,000	1,210,328,448,000
Proceeds from loans		887,256,557,000	770,027,997,000	102,393,769,000
Payment of loans	[3]	(582,140,000)	(810,265,371,000)	(31,198,443,000)
Interest paid	[4]	(65,000,983,000)	(42,136,149,000)	(45,224,646,000)
Ending balance		1,695,810,929,000	$ 744,740,236,000	$ 1,301,790,862,000
New Bank Debt [Member]
Activity of Loans [Abstract]
Proceeds from loans		$ 181,595,570

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.
[2]	Cancelled through compensation with trade receivables with the creditor. See Note 13.
[3]	For the years ended December 31, 2025, 2024 and 2023, of the total of leases liabilities, Ps. 9,498,794, Ps. 9,856,279 and Ps. 7,688,661 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).
[4]	For the years ended December 31, 2025, 2024 and 2023, of the total of leases liabilities, Ps. 888,046 , Ps. 1,906,940 and Ps. 2,281,316 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).